Organization, Consolidation and Principal Activities	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Principal Activities
Organization, Consolidation and Principal Activities

1.Organization, Consolidation and Principal Activities

Quhuo Limited (the “Company”, and where appropriate, the term “Company” also refers to its subsidiaries, variable interest entity, and subsidiaries of the variable interest entity as a whole) is an exempt company incorporated in the Cayman Islands with limited liability under the laws of the Cayman Islands on June 13, 2019. The Company, through its subsidiaries, variable interest entity, and subsidiaries of the variable interest entity, are principally engaged in providing end-to-end operational solutions to on-demand consumer service businesses in industries, including food and grocery delivery, bike-sharing, ride-hailing, housekeeping in the People’s Republic of China (the “PRC”). Quhuo Limited, is a holding company with no substantive operations of its own.

The Company commenced operations through Beijing Quhuo Technology Co., Ltd. in 2012. In preparation of its initial public offering (“IPO”) in the United States, the Company underwent a series of restructuring in 2019 (the “Restructuring”) in order to establish the Company as the parent company and Beijing Quhuo Technology Co., Ltd. (“Beijing Quhuo” or the “VIE”) as the variable interest entity of the Company. On June 14, 2019, the Company incorporated a wholly-owned subsidiary, Quhuo Investment Limited (“Quhuo BVI”) in the British Virgin Islands (“BVI”). On June 17, 2019, the Company incorporated another wholly-owned subsidiary, Quhuo Technology Investment (Hong Kong) Limited (“Quhuo HK”) in Hong Kong. On July 31, 2019, the Company incorporated a wholly-owned subsidiary, Beijing Quhuo Information Technology Co., Ltd. (“WFOE”) in the PRC.

As PRC laws and regulations prohibit and restrict foreign ownership of internet value-added businesses, the Company operates its business primarily through the VIE and the subsidiaries of the VIE. The Company, through the WFOE, entered into power of attorney agreements and an exclusive call option agreement with the nominee shareholders of the VIE that gave the WFOE the power to direct the activities that most significantly affect the economic performance of the VIE and to acquire the equity interests in the VIE when permitted by the PRC laws, respectively. Certain exclusive agreements were entered into with the VIE through the WFOE, which obligate the WFOE to absorb a majority of the risk of loss from the VIE’s activities and entitle the WFOE to receive a majority of its residual returns. In addition, the WFOE entered into an equity interest pledge agreement for equity interests in the VIE held by the nominee shareholders of the VIE. The Company also agreed to provide unlimited financial support to the VIE for its operations.

Despite the lack of technical majority ownership, the Company has effective control of the VIE through the VIE Agreements and a parent-subsidiary relationship exists between the Company and the VIE. Through the VIE Agreements, the shareholders of the VIE effectively assigned all of their voting rights underlying their equity interest in the VIE to the Company. In addition, through the other exclusive agreements, which consist of exclusive call option agreement, exclusive business cooperation agreement, and equity interest pledge agreement, the Company, through its wholly-owned subsidiaries in the PRC, have the right to receive economic benefits from the VIE that could be potentially significant to the VIE. Lastly, through the financial support undertaking letter, the Company has the obligation to absorb losses of the VIE that could potentially be significant to the VIE. Therefore, the Company is considered the primary beneficiary of the VIE and consolidates the VIE and its consolidated subsidiaries as required by SEC Regulation S-X Rule 3A-02 and Accounting Standard Codification (“ASC”) topic 810, Consolidation (“ASC 810”).

1.Organization, Consolidation and Principal Activities (continued)

Creditors of the VIE have no recourse to the general credit of the Company, who is the primary beneficiary of the VIE, through its 100% controlled subsidiary WFOE. The Company did not provide any financial or other support to the VIE other than what is obligated by the agreements described above. The table sets forth the assets and liabilities of the VIE’s included in the Company’s consolidated balance sheets:

	As of December 31,	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
ASSETS:
Current assets:
Cash	43,690	23,931	3,293
Restricted cash	1,271	914	126
Accounts receivable	475,992	443,105	60,973
Prepayments and other current assets	66,777	95,226	13,104
Amounts due from related party	253	—	—
Total current assets	587,983	563,176	77,496
Non-current assets:
Property and equipment, net	14,517	11,779	1,621
Intangible assets, net	82,818	69,248	9,529
Operating lease right-of-use assets, net	6,217	8,048	1,107
Goodwill	65,481	65,481	9,010
Deferred tax assets	21,974	24,607	3,386
Other non-current assets	141,383	138,209	19,018
Total non-current assets	332,390	317,372	43,671
Total assets	920,373	880,548	121,167
LIABILITIES:
Current liabilities:
Accounts payable	247,188	247,811	34,100
Accrued expenses and other current liabilities	58,345	11,356	1,563
Short-term debt	92,653	94,195	12,962
Short-term lease liabilities	3,906	3,942	542
Inter-group balance due to Parent and WFOE	44,054	60,333	8,302
Amounts due to related party	—	2,430	334
Total current liabilities	446,146	420,067	57,803
Non-current liabilities:
Deferred tax liabilities	4,689	2,467	339
Long-term debt	7,533	6,147	846
Long-term lease liabilities	1,434	3,433	472
Other non-current liabilities	54,484	72,297	9,948
Total non-current liabilities	68,140	84,344	11,605
Total liabilities	514,286	504,411	69,408

The VIE’s net asset balance was RMB406,087 and RMB376,137 (US$51,759) as of December 31, 2023 and June 30, 2024, respectively.

1.Organization, Consolidation and Principal Activities (continued)

The table sets forth the results of operations of the VIE included in the Company’s consolidated statements of comprehensive loss for the six months ended June 30, 2023 and 2024, respectively:

	Six Months Ended June 30,
	2023	2024	2024
	RMB	RMB	US$
Revenue	1,724,336	1,561,087	214,813
Net income/(loss)	5,027	(37,556)	(5,168)

The table sets forth the cash flows of the VIE included in the Company’s consolidated statements of cash flows for the six months ended June 30, 2023 and 2024, respectively:

	Six Months Ended June 30,
	2023	2024	2024
	RMB	RMB	US$
Net cash used in operating activities	(30,836)	(30,556)	(4,205)
Net cash (used in)/provided by investing activities	(6,036)	26,523	3,650
Net cash provided by/(used in) financing activities	30,280	(16,082)	(2,213)
Effect of exchange rate changes on cash	218	—	—
Net decrease in cash	(6,374)	(20,115)	(2,768)